Impairment of assets	6 Months Ended
Dec. 31, 2024
Disclosure Of Impairment Of Assets [Abstract]
Impairment of assets
Note 13. Impairment of assets

	Three months ended	Three months ended	Six months ended	Six months ended
	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023
	US$'000	US$'000	US$'000	US$'000
Impairment of assets subsequently classified as held for sale	-	-	6,836	-
Impairment of revaluation of assets classified as held for sale	-	-	2,582	-
Impairment of mining hardware	-	-	106	-
Total impairment expense	-	-	9,524	-

On 1 September 2024, the Group classified the majority of its S19jPro mining hardware as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale, resulting in an impairment of $6,836,000 representing the difference between their fair value and the carrying amount of the hardware on that date. Subsequently, a further impairment loss of $2,582,000 was recognized to adjust the carrying value of the miners to their estimated fair value less costs to sell as at 30 September 2024.

	Three months ended	Three months ended	Six months ended	Six months ended
	31 Dec 2024	31 Dec 2023	31 Dec 2024	31 Dec 2023
	US$'000	US$'000	US$'000	US$'000
Reversal of impairment	516	108	516	108
On 1 December 2024, the Group reassessed the fair value of the remaining miners classified as held for sale, to reflect improved market conditions. In accordance with IFRS 5, the revaluation resulted in a reversal of impairment of $516,000. The reversal of impairment was recognized in profit or loss during the three months ended 31 December 2024.